Restricted Investments - Disclosure of Restricted Investments (Details) - ZAR (R) R in Millions	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of financial assets [line items]
Restricted investments	R 7,320	R 6,731
Total environmental trust funds
Disclosure of financial assets [line items]
Restricted investments	7,303	6,716	R 6,030
Investments held by social trust funds
Disclosure of financial assets [line items]
Restricted investments	R 17	R 15